Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair value measurements
Summary of financial assets and liabilities measured at fair value on a recurring basis

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,118,365,856	2,052,038,058	—	4,170,403,914
Long-term investments with readily determinable fair values	25,833,155	—	—	25,833,155
Liabilities:
Derivative instruments	—	163,128,402	—	163,128,402

	As of December 31, 2023
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	612,857,046	30,036,494	—	642,893,540
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	14,445,946
Liabilities:
Derivative instruments	—	312,870,238	—	312,870,238

	As of December 31, 2023
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	86,319,110	4,230,551	—	90,549,661
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	2,034,669
Liabilities:
Derivative instruments	—	44,066,851	—	44,066,851

[1] Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.